S-K 1604(b)(4) De-SPAC Prospectus Summary, Compensation	Oct. 09, 2026
De-SPAC, Compensation, Prospectus Summary [Line Items]
De-SPAC, Compensation, Prospectus Summary, Terms [Text Block]

Compensation Received by the Sponsor, its Affiliates and Kensington Directors and Executive Officers

Set forth below is a summary of the amount of compensation and securities received or to be received by the Sponsor, its affiliates and Kensington’s directors, officers and their affiliates in connection with the Business Combination and related transactions.

Entity/Individual	Amount of Compensation Received or to be Received or Securities Issued or to be Issued	Consideration
Sponsor	9,857,142 shares of New Nth Cycle Common Stock upon conversion of 9,857,142 Kensington Class A Shares (of which an aggregate of 7,392,856 are subject to forfeiture pursuant to the Sponsor Lock-Up Agreement).	$25,000
	11,533,333 Private Placement Warrants, exercisable at $11.50 per share to purchase an aggregate of 11,533,333 shares of New Nth Cycle Common Stock.	$5,000,000